Tax Assets and Liabilities	12 Months Ended
Mar. 31, 2023
Disclosure Of Tax Assets And Liabilities [Abstract]
Tax Assets and Liabilities
20)
TAX ASSETS AND LIABILITIES

Unrecognized Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31
Particulars	2022	2023
Deductible temporary differences	42,682	40,735
Tax losses carry forward	170,569	155,288
Total	213,251	196,023

During the years ended March 31, 2021, 2022 and 2023, the Company did not recognize deferred tax assets on tax losses carried forward and other temporary differences mainly related to share based payments and employee benefits related to some entities of the Group, because it is not probable that future taxable profits will be available against which these losses can be utilized. Further, deferred tax assets have been recognised only to the extent of deferred tax liabilities in such cases. The above tax losses (including unabsorbed depreciation) as at March 31, 2023 in the subsidiaries will expire at various dates ranging from 2024 to 2042 except for the tax losses amounting to USD 18,119 (March 31, 2022: USD 30,972), which can be carried forward for an indefinite period.

Recognized Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at March 31
	2022	2023	2022	2023	2022	2023
Particulars	Assets		Liabilities		Net
Property, plant and equipment	85	86	—	—	85	86
Intangible assets, excluding goodwill	—	—	(15,337)	(11,315)	(15,337)	(11,315)
Trade and other receivables	47	43	—	—	47	43
Convertible notes	—	—	(4,314)	(2,082)	(4,314)	(2,082)
Employee benefits	92	86	—	—	92	86
Other non-current liabilities	23	10	—	—	23	10
Tax loss carry forwards	16,808	12,350	—	—	16,808	12,350
Deferred tax assets/ (liabilities) before set off	17,055	12,575	(19,651)	(13,397)	(2,596)	(822)
Set off	(17,055)	(12,575)	17,055	12,575	—	—
Net deferred tax assets/(liabilities)	—	—	(2,596)	(822)	(2,596)	(822)

Movement in deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2021	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2022	Acquired in business combinations	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2023
Property, plant and equipment	—	86	—	(1)	85	—	8	—	(7)	86
Intangible assets, excluding goodwill	(19,410)	3,203	—	870	(15,337)	(342)	4,093	—	271	(11,315)
Trade and other receivables	48	—	—	(1)	47	—	—	—	(4)	43
Convertible notes	(6,364)	2,050	—	—	(4,314)	—	2,232	—	—	(2,082)
Employee benefits	73	22	—	(3)	92	—	1	—	(7)	86
Share based payments	111	(111)	—	—	—	—	—	—	—	—
Tax losses carry forward	21,670	(4,025)	—	(837)	16,808	202	(4,474)	—	(186)	12,350
Other non-current liabilities	8	16	—	(1)	23	—	(11)	—	(2)	10
Total	(3,864)	1,241	—	27	(2,596)	(140)	1,849	—	65	(822)